Segment Reporting - Information about Service Lines and Operations in Different Geographic Areas (Detail) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2017	[1]	Sep. 30, 2017	[2]	Jun. 30, 2017	[3]	Mar. 31, 2017	[4]	Dec. 31, 2016	[5]	Sep. 30, 2016	[6]	Jun. 30, 2016	[7]	Mar. 31, 2016	[8]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	$ 718,133		$ 958,531		$ 788,673		$ 519,431		$ 641,781		$ 558,543		$ 706,627		$ 729,032		$ 2,984,768	[9]	$ 2,635,983	[9]	$ 3,070,275	[9]
Offshore [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	2,379,959		1,610,907		1,745,685
Subsea and Other [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	604,809		1,025,076		1,324,590
Australia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	344,071		881,812		1,157,723
Saudi Arabia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	1,964,749		767,119		900,483
Qatar [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	149,211		419,963		46,873
Mexico [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	142,708		112,484		247,859
Russia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	18,374		108,392
United States [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	101,821		95,996		32,858
India [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	201,255		56,027
United Arab Emirates [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	5,362		54,392		185,606
Brunei [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	52,928				237,337
Other countries [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues																	$ 4,289		$ 139,798		$ 261,536

[1]	Operating results for the fourth quarter of 2017 were primarily driven by higher fabrication and marine activity in the MENA segment and installation progress on the Inpex Ichthys project.
[2]	Operating results for the third quarter reflect high quality operational performance, while operating with peak levels of utilization in the MENA segment and progressing on the Inpex Ichthys project.
[3]	Operating results for the second quarter of 2017 continued to reflect efficient project execution and higher engineering, fabrication and marine activity and improved productivity on multiple projects primarily in our MENA segment.
[4]	The first quarter of 2017 operating results improvement was driven by strong cost management, with significantly lower project costs in our MENA and APAC segments, and improvements in our selling, general and administrative expenses.
[5]	Net loss for the quarter ended December 31, 2016 was primarily due to increase in our estimated costs at completion on our Ichthys project in Australia and an impairment charge on Intermac 600. Those were partially offset by productivity improvements and associated cost savings, primarily in our MENA segment.
[6]	Net income for the quarter ended September 30, 2016 was influenced by productivity improvements and associated cost savings, primarily in the MENA and APAC segments, partially offset by impairment losses on certain marine assets.
[7]	Net income for the quarter ended June 30, 2016 was influenced by productivity improvements and associated cost savings in the MENA and APAC segments.
[8]	Net loss for the quarter ended March 31, 2016 was influenced by successful execution and close-out improvements in the NCSA segment and productivity improvements and associated cost savings, primarily in the APAC segment, partially offset by impairment losses on the Agile vessel.
[9]	Intercompany transactions were not significant during 2017, 2016 and 2015.